Alliance
     Municipal
     Trust
     -Connecticut Portfolio

          Alliance Capital [LOGO](R)


Annual Report
June 30, 1999

STATEMENT OF NET ASSETS
June 30, 1999                   Alliance Municipal Trust - Connecticut Portfolio
================================================================================

 Principal
  Amount
   (000)   Security(a)                                     Yield       Value
--------------------------------------------------------------------------------
           MUNICIPAL BONDS-96.6%
           ARKANSAS-1.8%
           Blytheville IDA
           (Nucor Corp. Project)
           Series '98 AMT VRDN
$   2,500  6/01/28 (b) ..........................           3.55%   $  2,500,000
                                                                    ------------
           CONNECTICUT-71.1%
           Bridgeport GO
           Series '96 A AMBAC
    1,150  9/01/99 ..............................           2.85       1,154,629
           Connecticut Development
           Authority
           (Central Vermont Public
           Service)
           Series '85 VRDN
    1,000  12/01/15 (b) .........................           3.05       1,000,000
           Connecticut Development
           Authority
           (Exeter Energy Project)
           Series '89C AMT VRDN
    3,500  12/01/19 (b) .........................           4.65       3,500,000
           Connecticut Development
           Authority
           (Independent Living)
           Series '90 VRDN
    6,060  7/01/15 (b) ..........................           3.30       6,060,000
           Connecticut Development
           Authority
           (Northeast Foods, Inc.)
           Series '98 AMT VRDN
    5,200  6/01/13 (b) ..........................           3.95       5,200,000
           Connecticut Development
           Authority
           (Pierce Memorial Baptist
           Home)
           Series '99
    1,000  10/01/28 .............................           3.40       1,000,000
           Connecticut Development
           Authority
           (Rand Whitney Project)
           Series '93 AMT VRDN
    6,000  8/01/23 (b) ..........................           3.35       6,000,000
           Connecticut Development
           Authority
           (Regional YMCA Western
           Connecticut)
           Series '88 VRDN
      901  6/01/08 (b) ..........................           4.10         901,000
           Connecticut Development Authority
           Res. Rec. (Exeter Energy Project)
           Series '89B AMT VRDN
    3,700  12/01/19 (b) .........................           4.65       3,700,000
           Connecticut Development
           Authority
           (Connecticut Light and
           Power Co.)
           Series '96A AMBAC
           AMT VRDN
    5,900  5/01/31 (b) ..........................           3.65       5,900,000
           Connecticut GO
           Series '90C
      400  9/15/99 ..............................           2.85         403,248
           Connecticut GO
           Series '96B
    1,250  8/15/99 ..............................           3.00       1,252,238
           Connecticut GO
           Series '96D
      650  12/01/99 .............................           3.30         651,185
           Connecticut GO
           Series '97
    1,000  8/01/99 ..............................           2.80       1,001,852
           Connecticut GO
           Series '99A
    3,000  6/15/00 ..............................           3.33       3,018,697
           Connecticut HEFA
           (Bradley Health Care)
           Series '97B VRDN
    5,600  7/01/29 (b) ..........................           3.25       5,600,000
           Connecticut HEFA
           (Charlotte Hungerford
           Hospital)
           Series '98C VRDN
    1,425  7/01/13 (b) ..........................           3.40       1,425,000
           Connecticut HEFA
           (Jerome Home Project)
           Series '97C VRDN
    3,630  7/01/29 (b) ..........................           3.25       3,630,000
           Connecticut HEFA
           (Kingswood-Oxford
           School Inc.)
           Series '89 VRDN
    1,050  2/01/09 (b) ..........................           3.50       1,050,000
           Connecticut HEFA
           (Pomfret School Issue)
           Series '95A VRDN
    1,000  7/01/24 (b) ..........................           3.30       1,000,000

                                Alliance Municipal Trust - Connecticut Portfolio
================================================================================

 Principal
  Amount
   (000)   Security(a)                                     Yield       Value
--------------------------------------------------------------------------------
           Connecticut HEFA
           (St. Raphel Hospital)
           Series '98J VRDN
   $2,000  7/01/22 (b) ..........................           3.05%   $  2,000,000
           Connecticut HEFA
           (St. Raphel Hospital)
           Series '98K VRDN
    2,200  7/01/22 (b) ..........................           3.05       2,200,000
           Connecticut HEFA
           (St. Vincents' Hospital)
           Series '99B VRDN
    7,500  11/01/29 (b) .........................           3.25       7,500,000
           Connecticut HEFA
           (Yale University)
           Series '97T-1 VRDN
    4,300  7/01/29 (b) ..........................           3.60       4,300,000
           Connecticut Special
           Assessment Unemployment
           Compensation
           Series '93C FGIC PPB
    4,500  7/01/00 (b) ..........................           3.38       4,500,000
    5,000  7/01/99 (b) ..........................           3.60       5,000,000
           Connecticut Special
           Assessment Unemployment
           Compensation
           Series '96-A AMBAC
    1,750  11/15/99 .............................           5.00       1,762,503
           Connecticut Special Tax
           Obligation
           (2nd Lien Transportation
           Infrastructure)
           Series '90-1 VRDN
   10,000  12/01/10 (b) .........................           3.45      10,000,000
           Connecticut Special Tax
           Obligation
           (Transport Infrastructure)
           Series '89 Pre-refunded
    1,000  7/01/99 ..............................           3.68       1,020,000
           Connecticut Special Tax
           Obligation
           (Transport Infrastructure)
           Series '92S
    1,000  2/15/00 ..............................           3.15       1,014,932
           Connecticut Special Tax
           Obligation
           (Transport Infrastructure)
           Series '95 FGIC
    1,000  10/01/99 .............................           2.85       1,003,447
           Connecticut Special Tax
           Obligation
           (Transportation
           Infrastructure)
           Series '89C
    1,000  12/01/99 .............................           3.00       1,014,747
           East Hartford GO
           Series '99 FGIC
    1,080  1/15/00 ..............................           2.90       1,094,903
           Hartford GO
           Series '88
    1,050  12/15/99 .............................           2.90       1,068,843
           New Haven GO
           FGIC
    1,000  2/01/00 ..............................           2.90       1,007,840
           Norwalk GO
           Series '99
    1,000  7/12/00 ..............................           3.33       1,001,630
           South Central Regional
           Water Authority
           12th Series FGIC
      200  8/01/99 ..............................           3.25         200,171
           Stafford GO BAN
           Series '98
      960  8/04/99 ..............................           3.73         960,051
           Stamford GO
           Series '85
    1,000  12/15/99 .............................           3.00       1,019,015
           Thomaston GO
           Series '98 FSA
      800  9/15/99 ..............................           3.38         803,767
                                                                    ------------
                                                                     101,919,698
                                                                    ------------
           DELAWARE-3.1%
           Delaware Economic
           Development Authority IDR
           (Delaware Clean Power
           Project)
           Series '97A AMT VRDN
    4,500  8/01/29 (b) ..........................           3.55       4,500,000
                                                                    ------------
           ILLINOIS-0.7%
           St. Charles IDA
           (Pier 1 Imports -
           Midwest Project)
           AMT VRDN
    1,000  12/15/26 (b) .........................           3.40       1,000,000
                                                                    ------------

                                Alliance Municipal Trust - Connecticut Portfolio
================================================================================

 Principal
  Amount
   (000)   Security(a)                                     Yield       Value
--------------------------------------------------------------------------------
           LOUISIANA-0.8%
           Calcasieu Parish IDA
           (Citgo Petroleum Corp.)
           Series '96 AMT VRDN
   $1,200  7/01/26 (b) ..........................           3.55%   $  1,200,000
                                                                    ------------
           MASSACHUSETTS-1.1%
           Massachusetts Development
           Finance Authority
           (S-N Bedding Co. Inc.)
           Series '98B AMT VRDN
    1,500  11/01/23 (b) .........................           3.65       1,500,000
                                                                    ------------
           OHIO-1.3%
           Ohio Air Authority PCR
           (JMG Funding Partnership)
           Series '94B AMT VRDN
    1,900  4/01/28 (b) ..........................           3.45       1,900,000
                                                                    ------------
           PENNSYLVANIA-2.3%
           Montgomery County
           (PA Higher Education &
           Health Loan)
           Series '96A VRDN
    3,345  8/01/21 (b) ..........................           3.60       3,345,000
                                                                    ------------
           SOUTH CAROLINA-2.8%
           Berkeley County IDA
           (Nucor Corp. Project)
           Series '97 AMT VRDN
    1,000  4/01/30 (b) ..........................           3.55       1,000,000
    3,000  4/01/31 (b) ..........................           3.55       3,000,000
                                                                    ------------
                                                                       4,000,000
                                                                    ------------
           TEXAS-8.5%
           Brazos River Habor
           Navigation District
           (Dow Chemical Co.
           Project)
           Series '93 AMT VRDN
    2,700  5/01/23 (b) ..........................           3.60       2,700,000
           Brazos River Harbor
           Navigation District
           (Dow Chemical Co.
           Project)
           Series '92A AMT VRDN
    1,100  12/01/18 (b) .........................           3.60       1,100,000
           Brazos River Harbor
           Navigation District
           (Dow Chemical Co.
           Project)
           Series '96 AMT VRDN
    1,000  4/01/26 (b) ..........................           3.60       1,000,000
           Brazos River Harbor
           Navigation District
           (Dow Chemical Project)
           Series '98 AMT VRDN
      400  3/01/28 (b) ..........................           3.60         400,000
           Brazos River Port
           Facility
           (Harbor Navigation
           District)
           Series '98 AMT VRDN
    2,000  9/01/18 (b) ..........................           3.55       2,000,000
           Camp County IDA
           (Pilgrims Pride Project)
           Series '99 AMT VRDN
    3,000  7/01/29 (b) ..........................           4.00       3,000,000
           Grayson County IDA
           (Aluminum Co. of
           America)
           VRDN
    2,000  12/01/02 (b) .........................           3.95       2,000,000
                                                                    ------------
                                                                      12,200,000
                                                                    ------------
           UTAH-3.1%
           Utah HFA SFMR
           Series '99-2 AMT VRDN
    4,500  7/01/32 (b) ..........................           2.95       4,500,000
                                                                    ------------
           Total Municipal Bonds
           (amortized cost
           $138,564,698) ........................                    138,564,698
                                                                    ------------
           COMMERCIAL PAPER-8.4%
           CONNECTICUT-8.4%
           Connecticut HEFA
           (Yale University)
           Series S-2
    3,000  8/11/99 ..............................           2.85       3,000,000
    2,000  8/12/99 ..............................           3.00       2,000,000
    3,000  9/10/99 ..............................           3.10       3,000,000
           Connecticut Special
           Assessment Injury Fund
           Series '97
    2,000  8/19/99 ..............................           2.60       2,000,000
    2,000  7/15/99 ..............................           3.30       2,000,000
                                                                    ------------
                                                                      12,000,000
                                                                    ------------
           Total Commercial Paper
           (amortized cost
           $12,000,000) .........................                     12,000,000
                                                                    ------------

                                Alliance Municipal Trust - Connecticut Portfolio
================================================================================

                                                         Value
--------------------------------------------------------------------------------
           TOTAL INVESTMENTS-105.0%
           (amortized cost
           $150,564,698).......                    $150,564,698
           Other assets less
           liabilities -- (5.0%)                    (7,163,425)
                                                   ------------

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           143,430,865 shares
           outstanding)........                    $143,401,273
                                                   ============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC American Municipal Bond Assurance Corporation
      HEFA  Health & Educational Facility Authority
      AMT   Alternative Minimum Tax
      HFA   Housing Finance Agency/Authority
      BAN   Bond Anticipation Note
      IDA   Industrial Development Authority
      FSA   Financial Security Assurance
      IDR   Industrial Development Revenue
      FGIC  Financial Guaranty Insurance Company
      PCR   Pollution Control Revenue
      GO    General Obligation
      SFMR  Single Family Mortgage Revenue

      See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 1999        Alliance Municipal Trust - Connecticut Portfolio
================================================================================

INVESTMENT INCOME
   Interest ..................................................                  $4,928,840
EXPENSES
   Advisory fee (Note B) .....................................   $   765,763
   Distribution assistance and administrative service (Note C)       682,550
   Custodian fees ............................................        74,298
   Transfer agency (Note B) ..................................        64,657
   Registration fees .........................................        18,121
   Printing ..................................................        15,405
   Audit and legal fees ......................................        14,207
   Trustees' fees ............................................         2,283
   Miscellaneous .............................................         8,912
                                                                  ----------
   Total expenses ............................................     1,646,196
   Less: expense reimbursement ...............................      (114,669)
                                                                  ----------
   Net expenses ..............................................                   1,531,527
                                                                                ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................                  $3,397,313
                                                                                ==========


--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES
IN NET ASSETS                   Alliance Municipal Trust - Connecticut Portfolio
================================================================================

                                                          Year Ended        Year Ended
                                                         June 30, 1999     June 30, 1998
                                                        --------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income ..............................   $   3,397,313    $   3,174,536
   Net change in unrealized appreciation of investments              -0-            (932)
                                                          -------------    -------------
   Net increase in net assets from operations .........       3,397,313        3,173,604
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ..............................      (3,397,313)      (3,174,536)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) ..............................      19,294,307       21,495,926
                                                          -------------    -------------
   Total increase .....................................      19,294,307       21,494,994
NET ASSETS
   Beginning of year ..................................     124,106,966      102,611,972
                                                          -------------    -------------
   End of year ........................................   $ 143,401,273    $ 124,106,966
                                                          =============    =============


--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 1999                   Alliance Municipal Trust - Connecticut Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal
Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio (the "Portfolio"), Alliance Municipal Trust-New Jersey Portfolio, Alliance Muncipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1999, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------
NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets;
 .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 1999, the reimbursement amounted to $114,669.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $31,120 for the year ended June 30, 1999.

For the year ended June 30, 1999, the Fund's expenses were reduced by $496 under an expense offset arrangement with Alliance Fund Services.

NOTES TO FINANCIAL STATEMENTS
(continued)                     Alliance Municipal Trust - Connecticut Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1999, the distribution fee amounted to $382,882. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs in curred in connection with providing share holder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1999, such payments by the Port folio amounted to $299,668, of which $92,000 was paid to the Adviser.

NOTE D: Investment Transactions

At June 30, 1999, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1999, the Portfolio had a capital loss carryforward of $29,592, of which $10,717 expires in 2000, $16,849 expires in 2002 and $2,026 expires in the year 2004.

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At June 30, 1999, capital paid-in aggregated $143,430,865. Transactions, all at $1.00 per share, were as follows:

                                                    Year Ended      Year Ended
                                                     June 30,        June 30,
                                                       1999            1998
                                                    -------------   ------------

Shares sold ....................................    489,172,712     433,663,681
Shares issued on reinvestments of dividends ....      3,397,313       3,174,536
Shares redeemed ................................   (473,275,718)   (415,342,291)
                                                   ------------    ------------
Net increase ...................................     19,294,307      21,495,926
                                                   ============    ============

FINANCIAL HIGHLIGHTS            Alliance Municipal Trust - Connecticut Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each
Year

                                                                                    Year Ended June 30,
                                                    --------------------------------------------------------------------------------
                                                         1999             1998             1997             1996            1995
                                                    ------------     ------------     ------------     ------------    ------------
Net asset value, beginning of year ..............   $       1.00     $       1.00     $       1.00     $       1.00    $       1.00
                                                    ------------     ------------     ------------     ------------    ------------
Income From Investment Operations
Net investment income (a) .......................           .022             .027             .027             .028            .028
                                                    ------------     ------------     ------------     ------------    ------------
Less: Dividends
Dividends from net investment income ............          (.022)           (.027)           (.027)           (.028)          (.028)
                                                    ------------     ------------     ------------     ------------    ------------
Net asset value, end of year ....................   $       1.00     $       1.00     $       1.00     $       1.00    $       1.00
                                                    ============     ============     ============     ============    ============
Total Return
Total investment return based on
net asset value (b) .............................           2.25%            2.75%            2.76%            2.88%           2.78%

Ratios/Supplemental Data
Net assets, end of year (000's omitted) .........   $    143,401     $    124,107     $    102,612     $     95,812    $     75,991
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements ..           1.00%             .93%             .80%             .80%            .80%
   Expenses, before waivers and reimbursements ..           1.07%            1.06%            1.10%            1.15%           1.21%
   Net investment income (a) ....................           2.22%            2.69%            2.72%            2.84%           2.77%


--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

INDEPENDENT AUDITOR'S REPORT    Alliance Municipal Trust - Connecticut Portfolio
================================================================================

To the Board of Trustees and Shareholders
Alliance Municipal Trust - Connecticut Portfolio

We have audited the accompanying statement of net assets of the Connecticut Portfolio of Alliance Municipal Trust as of June 30, 1999 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian and brokers.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Connecticut Portfolio of Alliance Municipal Trust as of June 30, 1999, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


/s/ McGladrey & Pullen, LLP

McGladrey & Pullen, LLP
New York, New York
July 23, 1999

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

                                                       ---------------
                                                          BULK RATE
                                                        U.S. POSTAGE
                                                            PAID
                                                        New York, NY
                                                       Permit No. 7131
                                                       ---------------

Alliance Municipal Trust - Connecticut Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

-  -  -  -  -  -  -
1  #  1  #  2  8  #
-  -  -  -  -  -  -

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTCTAR699